Current and Deferred Income Tax (Details 4) - Unused Tax Losses [Member] - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2021
Statement [Line Items]
Tax loss carry-forward		$ 413
2018 [Member] | ARGENTINA [Member]
Statement [Line Items]
Tax loss carry-forward		31
Date of generated	2018
Date of expiration	2023
Rate	25
2019 [Member] | ARGENTINA [Member]
Statement [Line Items]
Tax loss carry-forward		300
Date of generated	2019
Date of expiration	2024
Rate	25
2020 [Member] | Minimum [Member]
Statement [Line Items]
Rate	25%
2020 [Member] | ARGENTINA [Member]
Statement [Line Items]
Tax loss carry-forward		$ 82
Date of generated	2020
Date of expiration	2025
Rate	25
2020 [Member] | ARGENTINA [Member] | Maximum [Member]
Statement [Line Items]
Rate	30